Income Taxes (Details) - Schedule of deferred income taxes - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred income taxes [Abstract]
Allowance for doubtful accounts	¥ 7,282	¥ 5,084	¥ 2,126
Impairment loss on long-lived assets	26,654	27,289	32,263
Impairment loss on long-term investments	18,045	16,371	8,953
Accrued Liabilities	7,054	10,418
Deductible temporary difference related to advertising expenses	4,561	4,561	3,773
Deferred subsidy income	761	821	1,044
Net operating loss carrying forwards	294,071	291,750	231,357
Total deferred tax assets	358,428	356,294	279,516
Less: valuation allowance	(358,428)	(356,294)	(279,516)
Deferred tax assets, net